Other (income) expense - net	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Income Expense [Abstract]
Other (income) expense - net
25.	Other (income) expense – net

Other (incomes) expenses are comprised of the following as of December 31, 2018, 2019 and 2020:

	2018		2019		2020
Recovery insurance	Ps.	(22,454)	Ps.	(9,799)	Ps.	(9,063)
Sale of fixed assets		(6,604)		(3,927)		(5,842)
Cancellation of non-exigible liabilities and provisions		(36,949)		-		-
Other income		(21,727)		(26,803)		(21,149)
Total other income		(87,734)		(40,529)		(36,054)

Repair of damage from natural disasters		771		3,536		-
Cost of retirement and disposal of fixed assets		12,158		4,513		2,942
Donation		—		5,000		4,000
Other expenses		1,653		28,692		16,386
Total other expenses		14,582		41,741		23,328
Other (income) expense – Net	Ps.	(73,152)	Ps.	1,212	Ps.	(12,726)